UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

                                  6325 La Valle Plateada

                                          P.O. Box 205

                                   Rancho Santa Fe, CA

                                             92067

                                                    (Address of principal executive offices)

                                                          (Zip code)

Harvey Neiman

Neiman Funds

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Neiman Fund

		Schedule of Investments
		June 30, 2006 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS
Auto Controls For Regulating Residential & Commercial Environments
1,000	Honeywell, Inc.		$ 40,300	1.84%

Cigarettes
800	Reynolds American Inc.		92,240	4.22%

Construction Machinery & Equipment
800	Caterpillar, Inc.		59,584	2.73%

Crude Petroleum & Natural Gas
1,000	Apache Corp.		68,250
1,200	Devon Energy Corp.		72,492
1,200	EnCana Corp.		63,168
1,000	Occidental Petroleum Corp.		102,550
3,600	Talisman Energy Inc.		62,928
			369,388	16.90%

Drilling Oil & Gas Wells
1,000	Globalsantafe Corp.		57,750	2.64%

Electric & Other Services
1,600	Exelon Corp.		90,928	4.16%

Electric Services
2,000	American Electric Power Co. Inc.		68,500
1,000	Entergy Corp.		70,750
2,000	Southern Co.		64,100
			203,350	9.31%

Electronic & Other Electrical
2,000	General Electric Co.		65,920	3.02%

Food and Kindred Products
1,200	Altria Group		88,116	4.03%

Lumber & Wood Products
1,000	Weyerhaeuser Co.		62,250	2.85%

Metal Mining
1,000	Freeport-McMoRan Copper & Gold Inc.		55,410	2.54%

National Commercial Banks
1,600	Bank of America Corp.		76,960
1,500	Citigroup, Inc.		72,360
			149,320	6.83%

Oil & Gas Field Services
1,600	BJ Services Co.		59,616
1,000	Halliburton Co.		74,210
			133,826	6.12%

Petroleum Refining
1,000	Chevron Texaco Corp.		62,060
500	Exxon Mobil		30,675
1,000	Suncor Energy Inc.		81,010
			173,745	7.95%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co.		66,560	3.05%

Primary Smelting & Refining of Nonferrous Metals
1,000	Phelps Dodge Corp.		82,160	3.76%

Radiotelephone Communications
3,000	SK Telecom Co. Ltd. *		70,260	3.22%

Retail - Department Stores
2,000	Federated Department Stores Inc.		73,200	3.35%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,000	Raytheon Co.		89,140	4.08%

Total for Common Stocks (Cost $1,925,892)			2,023,447	92.60%

Cash Equivalents
70,140	Fidelity Money Market Pt Cl Sel Rate 4.82% **		70,140
5,427	First American Prime Obligation Fund Cl Y Rate 4.76% **		5,427
54,784	First American Government Obligation Fund Cl Y Rate 4.71% **		54,784
83,252	Short Term Investments Trust Treasury Portfolio Rate 4.67% **		83,252
Total for Cash Equivalents (Cost $213,603)			213,603	9.77%

	Total Investments		2,237,050	102.37%
	(Identified Cost $2,139,495)

	Liabilities in Excess of Other Assets		(51,797)	-2.37%

	Net Assets		$ 2,185,253	100.00%

CALL OPTIONS WRITTEN
		Shares Subject
Underlying Security		to Call	Fair Value
Expiration Date/Exercise Price

Altria Group
January 2007 Calls @ 85.00		600	$ 630

American Electric Power Co. Inc.
August 2006 Calls @ 40.00		800	40

Apache Corp.
July 2006 Calls @ 80.00		1,000	150

Bank of America Corp.
August 2006 Calls @ 47.50		800	1,360

BJ Services Co.
October 2006 Calls @ 40.00		800	2,080
January 2007 Calls @ 45.00		800	1,520
			3,600

Caterpillar, Inc.
August 2006 Calls @ 70.00		800	4,720

Devon Energy Corp.
July 2006 Calls @ 65.00		600	450

duPont E.I. DeNemours & Co.
July 2006 Calls @ 42.50		1,600	720

EnCana Corp.
October 2006 Calls @ 55.00		600	2,220
January 2007 Calls @ 60.00		600	1,980
			4,200

Exelon Corp.
July 2006 Calls @ 65.00		800	80

Exxon Mobil
July 2006 Calls @ 65.00		500	125

Federated Department Stores Inc.
November 2006 Calls @ 25.00		2,000	2,700

Freeport-McMoRan Copper & Gold Inc.
August 2006 Calls @ 60.00		500	1,100
January 2007 Calls @ 70.00		500	1,275
			2,375

Globalsantafe Corp.
October 2006 Calls @ 65.00		500	1,125
January 2007 Calls @ 70.00		500	1,175
			2,300

Halliburton Co.
October 2006 Calls @ 80.00		500	2,050
January 2007 Calls @90.00		500	1,450
			3,500

Honeywell, Inc.
September 2006 Calls @ 45.00		1,000	300

Occidental Petroleum Corp.
August 2006 Calls @ 100.00		1,000	6,900

Phelps Dodge Corp.
July 2006 Calls @ 80.00		1,000	4,800

Raytheon Co.
August 2006 Calls @ 42.50		1,000	2,700
August 2006 Calls @ 45.00		1,000	1,150
			3,850

Reynolds American Inc.
August 2006 @ 115.00		800	3,600

SK Telecom Co. Ltd.
September 2006 Calls @ 25.00		1,500	1,650

Southern Co.
August 2006 Calls @ 35.00		1,000	100

Suncor Energy Inc.
September 2006 Calls @ 85.00		500	2,400
January 2007 Calls @ 95.00		500	2,450
			4,850

Talisman Energy Inc.
October 2006 Calls @ 20.00		1,800	1,530
October 2006 Calls @ 21.63		1,800	1,080
			2,610

Weyerhaeuser Co.
July 2006 Calls @ 75.00		1,000	100

Total (Premiums Received $56,417)			$ 55,710

* ADR - American Depository Receipt
** Variable Rate Security: The Yield Rate shown represents the rate at June 30, 2006.

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2006 was $2,139,495. At June 30, 2006, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $141,565

       ($43,303)                                   $98,262

Item 1. Schedule of Investments.

Neiman Small Cap Value Fund

	Schedule of Investments
	June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Electric Housewares & Fans
400	Helen of Troy Ltd. *	$ 7,360	1.85%

Fire, Marine & Casualty Insurance
700	First Acceptance Corp. *	8,246
200	Midland Co.	7,596
200	Safety Insurance Group Inc.	9,510
200	State Auto Financial Corp.	6,508
400	United America Indemnity, Ltd *	8,336
		40,196	10.11%

General Industry Machinery & Equipment
400	Gardner Denver Inc. *	15,400	3.87%

Life Insurance
300	Delphi Financial Group Inc.	9,720
300	FBL Financial Group Inc.	10,908
		20,628	5.19%

Miscellaneous Electrical Machinery
200	Rofin-Sinar Technologies Inc. *	11,494	2.89%

National Commercial Banks
200	First Community Bancorp.	11,816	2.97%

Printed Circuit Boards
300	Benchmark Electronics Inc. *	7,236	1.82%

Radiotelephone Communications
300	Golden Telecom Inc.	7,605	1.91%

Real Estate
300	W P Carey & Co. LLC	7,596	1.91%

Retail- Shoe Stores
400	Finish Line Inc.	4,732	1.19%

Savings Institution, Federally Chartered
400	Commercial Capital Bancorp Inc.	6,300
200	Umpqua Holdings Corp.	5,130
		11,430	2.87%

Semiconductors & Related Devices
500	OmniVision Technologies Inc.	10,560	2.66%

Services- Personal Services
300	Jackson Hewitt Tax Service Inc.	9,405	2.37%

State Commercial Banks
300	Fremont General Corp.	5,568	1.40%

Steel Works
200	Steel Dynamics Inc.	13,148	3.31%

Surety Insurance
200	Triad Guaranty Inc.	9,776	2.46%

Surgical & Medical Instruments
200	Orthofix International * **	7,622	1.92%

Water Transportation
200	Nordic American Tanker Shipping Ltd. **	7,290	1.83%

Wholesale- Metals Service Centers & Offices
200	Reliance Steel & Aluminum Co.	16,590	4.17%

Wholesale- Miscellaneous Durable Goods
200	RC2 Corp. *	7,732	1.94%

Total for Common Stocks (Cost $202,298)		233,184	58.64%

Cash Equivalents
21,775	Fidelity Money Market Pt Cl Sel Rate 4.82 ***	21,775
15,185	First American Prime Obligation Fund Cl Y Rate 4.76 ***	15,185
7,881	First American Govt Obligation Fund Cl Y Rate 4.71 ***	7,881
15,185	Short Term Investments Trust Treasury Portfolio Rate 4.67% ***	15,185
Total for Cash Equivalents (Cost $38,250)		60,025	15.10%

	Total Investments	293,209	73.74%
	(Identified Cost $240,548)

	Other Assets in Excess of Liabilities	104,431	26.26%

	Net Assets	$ 397,640	100.00%

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Yield Rate shown represents the rate at June 30, 2006
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

NEIMAN SMALL CAP VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2006 was $240,548. At June 30, 2006, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $36,160                          ($5,274)                                    $30,886

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date:            8/25/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date:            8/25/2006

By : /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:                       8/24/06